As filed with the Securities and Exchange Commission on February 14, 2019

File No. 033-65137

File No. 811-07455

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 101	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 102	☒

(Check appropriate box or boxes)

Virtus Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 101 relates to the following funds:

Virtus Duff & Phelps Global Infrastructure Fund
Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps International Real Estate Securities Fund
Virtus Duff & Phelps Real Estate Securities Fund
Virtus Herzfeld Fund
Virtus Horizon Wealth Masters Fund
Virtus KAR Emerging Markets Small-Cap Fund
Virtus KAR International Small-Cap Fund
Virtus Newfleet Bond Fund
Virtus Newfleet CA Tax-Exempt Bond Fund
Virtus Newfleet High Yield Fund
Virtus Newfleet Low Duration Income Fund
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Newfleet Multi-Sector Short Term Bond Fund
Virtus Newfleet Senior Floating Rate Fund
Virtus Newfleet Tax-Exempt Bond Fund
Virtus Rampart Alternatives Diversifier Fund
Virtus Rampart Equity Trend Fund
Virtus Rampart Multi-Asset Trend Fund
Virtus Rampart Sector Trend Fund
Virtus Vontobel Emerging Markets Opportunities Fund
Virtus Vontobel Foreign Opportunities Fund
Virtus Vontobel Global Opportunities Fund
Virtus Vontobel Greater European Opportunities Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 14th day of February, 2019.

VIRTUS OPPORTUNITIES TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 14th day of February, 2019.

Signature	Title
/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)
/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

*
Thomas J. Brown	Trustee
*
Donald C. Burke	Trustee
*
Sidney E. Harris	Trustee
*
John R. Mallin	Trustee
*
Hassell H. McClellan	Trustee
*
Connie D. McDaniel	Trustee
*
Philip R. McLoughlin	Trustee and Chairman
*
Geraldine M. McNamara	Trustee
*
James M. Oates	Trustee
*
Richard E. Segerson	Trustee

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase